Expenses by Nature - Schedule of Expenses By Nature (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Expenses by nature [abstract]
Raw materials and supplies	¥ 52,336	¥ 55,686	¥ 48,591
Employee benefits	32,725	31,888	34,300
Depreciation and amortization	18,291	17,954	16,280
Subcontractor costs	¥ 28,547	¥ 26,870	¥ 20,618